Tradr 2X Long IBM Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$67,167,686
TOTAL NET ASSETS — 100.0%	$67,167,686

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	International Business Machines Corporation	Receive	5.38% (OBFR01* + 175bps)	At Maturity	5/26/2027	$87,473,573	$-	$(8,016,295)
Marex	International Business Machines Corporation	Receive	6.13% (OBFR01* + 250bps)	At Maturity	4/24/2027	37,682,852	-	4,776,170
TOTAL EQUITY SWAP CONTRACTS								$(3,240,125)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.